Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment schemes
The charge for the year arising from share-based payment schemes was as follows:

	Charge for the year
	2021	2020	2019
	£m	£m	£m
Deferred Share Value Plan and Share Value Plan	256	245	272
Others	216	184	206
Total equity settled	472	429	478
Cash settled	5	2	3
Total share-based payments	477	431	481

Share option and award plans
The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2021				2020
	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weighted average remaining contractual life	Number of options/ awards outstanding	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weighted average remaining contractual life	Number of options/ awards outstanding
	£	£	in years	(000s)	£	£	in years	(000s)
DSVP and SVP[a,b]	1.62	1.76	1	413,859	1.06	1.24	1	416,941
Others[a]	0.64-1.80	1.75-1.92	0-3	335,976	0.23-1.24	1.04-1.68	0-3	356,033
Notes
a    Options/award granted over Barclays PLC shares.
b    Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.

Movements in options and awards
The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	DSVP and SVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Weighted average ex. price (£)
	2021	2020	2021	2020	2021	2020
Outstanding at beginning of year/acquisition date	416,941	331,491	356,033	232,259	0.96	1.29
Granted in the year	187,667	232,379	120,385	365,166	1.43	0.84
Exercised/released in the year	(160,460)	(132,376)	(107,688)	(123,042)	1.38	1.22
Less: forfeited in the year	(30,289)	(14,553)	(24,489)	(105,068)	0.95	1.24
Less: expired in the year	—	—	(8,265)	(13,282)	1.67	1.35
Outstanding at end of year	413,859	416,941	335,976	356,033	0.95	0.96
Of which exercisable:	—	—	28,609	30,833	1.23	1.66
Notes
a    Options/award granted over Barclays PLC shares.
b    Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
c    The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 8,821,715). The weighted average exercise price relates to Sharesave.